UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03361

Fidelity Massachusetts Municipal Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	January 31, 2024

Item 1.

Reports to Stockholders

Fidelity® Massachusetts Municipal Money Market Fund

Annual Report
January 31, 2024

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Institutional, call 1-877-208-0098, to request a free copy of the proxy voting guidelines.
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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance January 31, 2024 (Unaudited)
Current 7-Day Yields

Fidelity® Massachusetts Municipal Money Market Fund	3.59%
Institutional Class	3.79%
Premium Class	3.7%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending January 31, 2024, the most recent period shown in the table, would have been 3.58% for Fidelity® Massachusetts Municipal Money Market Fund and 3.75% for Institutional Class.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	71.0
8 - 30	3.1
31 - 60	3.0
61 - 90	2.6
91 - 180	9.7
> 180	10.6
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Schedule of Investments January 31, 2024
Showing Percentage of Net Assets
Variable Rate Demand Note - 37.5%
	Principal Amount (a)	Value ($)
Alabama - 0.7%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 5.42% 2/7/24, VRDN (b)(c)	9,643,000	9,643,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Miller Proj.) Series 2023, 5.1% 2/7/24, VRDN (b)(c)	8,600,000	8,600,000
TOTAL ALABAMA		18,243,000
Arizona - 0.2%
Maricopa County Poll. Cont. Rev. Series 2009 C, 4.75% 2/7/24, VRDN (b)	5,400,000	5,400,000
Arkansas - 0.0%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1998, 5.42% 2/7/24, VRDN (b)(c)	400,000	400,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1993 C, 4.98% 2/7/24, VRDN (b)	100,000	100,000
Indiana - 0.0%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 5.01% 2/7/24, VRDN (b)(c)	900,000	900,000
Kansas - 0.1%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 4.62% 2/7/24, VRDN (b)	2,200,000	2,200,000
Series 2007 B, 4.62% 2/7/24, VRDN (b)	1,000,000	1,000,000
Wamego Kansas Poll. Cont. Rfdg. Rev. (Western Resources, Inc. Proj.) Series 1994, 4.65% 2/7/24, VRDN (b)	700,000	700,000
TOTAL KANSAS		3,900,000
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 4.95% 2/7/24, VRDN (b)	3,980,000	3,980,000
Massachusetts - 35.7%
Massachusetts Bay Trans. Auth.:
Series 2000 A2, 4.81% 2/7/24 (Liquidity Facility TD Banknorth, NA), VRDN (b)	8,540,000	8,540,000
Series 2022 A1, 4.65% 2/7/24 (Liquidity Facility TD Banknorth, NA), VRDN (b)	26,000,000	26,000,000
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2022 A, 4.65% 2/7/24 (Liquidity Facility TD Banknorth, NA), VRDN (b)	29,315,000	29,315,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 4.7% 2/7/24, LOC TD Banknorth, NA, VRDN (b)	45,400,000	45,400,000
Series 2010 A2, 4.65% 2/7/24, LOC TD Banknorth, NA, VRDN (b)	73,205,000	73,205,000
Series 2022 A1, 4.77% 2/7/24 (Liquidity Facility TD Banknorth, NA), VRDN (b)	40,595,000	40,595,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2008 A, 4.35% 2/7/24, LOC Bank of America NA, VRDN (b)	18,220,000	18,220,000
(Boston Univ. Proj.):
Series U-6C, 3.55% 2/1/24, LOC TD Banknorth, NA, VRDN (b)	385,000	385,000
Series U-6E, 3.65% 2/1/24, LOC TD Banknorth, NA, VRDN (b)	16,075,000	16,075,000
(College of the Holy Cross Proj.) Series 2008 A, 3.55% 2/1/24, LOC Bank of America NA, VRDN (b)	23,760,000	23,760,000
(ISO New England, Inc. Proj.) Series 2005, 4.65% 2/7/24, LOC TD Banknorth, NA, VRDN (b)	14,915,000	14,915,000
(Worcester Polytechnic Institute Proj.) Series 2008 A, 4.81% 2/7/24, LOC TD Banknorth, NA, VRDN (b)	27,980,000	27,980,000
Series 2006:
4.52% 2/7/24, LOC PNC Bank NA, VRDN (b)	20,985,000	20,985,000
4.65% 2/7/24, LOC TD Banknorth, NA, VRDN (b)	1,260,000	1,260,000
Series 2024 E1, 3.5% 2/1/24 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	52,600,000	52,600,000
Series 2024 E2, 3.45% 2/1/24, LOC Royal Bank of Canada, VRDN (b)	24,000,000	24,000,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.):
Series 2005 I, 4.81% 2/7/24, VRDN (b)	11,450,000	11,450,000
Series 2005 J1, 4.81% 2/7/24, VRDN (b)	29,700,000	29,700,000
Series 2005 J2, 3.52% 2/1/24, VRDN (b)	13,425,000	13,425,000
(Baystate Health Sys. Proj.):
Series 2009 J1, 4.55% 2/7/24, LOC TD Banknorth, NA, VRDN (b)	33,000,000	33,000,000
Series 2009 J2, 3.65% 2/1/24, LOC TD Banknorth, NA, VRDN (b)	3,700,000	3,700,000
Series 2009 K, 4.69% 2/7/24, LOC Bank of America NA, VRDN (b)	26,265,000	26,265,000
(Harvard Univ. Proj.):
Series R, 2.4% 2/1/24, VRDN (b)	22,005,000	22,005,000
Series Y, 2.4% 2/1/24, VRDN (b)	98,940,000	98,940,000
(Massachusetts Institute of Technology Proj.):
Series 2001 J1, 4.3% 2/7/24, VRDN (b)	55,115,000	55,115,000
Series 2001 J2, 3.7% 2/7/24, VRDN (b)	69,670,000	69,670,000
(Partners HealthCare Sys., Inc. Proj.) Series 2005 F, 4.65% 2/7/24, LOC TD Banknorth, NA, VRDN (b)	23,430,000	23,430,000
(Williams College Proj.) Series J, 4.82% 2/7/24, VRDN (b)	9,214,000	9,214,000
Series 2009 O-1, 4.88% 2/7/24, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	6,765,000	6,765,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
(Princeton Westford Proj.) Series 2015 A, 4.55% 2/7/24, LOC Bank of America NA, VRDN (b)	29,255,000	29,255,000
Series 208, 4.45% 2/7/24 (Liquidity Facility Royal Bank of Canada), VRDN (b)	5,800,000	5,800,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series 2013 F, 4.55% 2/7/24, LOC TD Banknorth, NA, VRDN (b)(c)	21,045,000	21,045,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1999 B, 4.81% 2/7/24, LOC TD Banknorth, NA, VRDN (b)	24,600,000	24,600,000
Series 2008 C2, 4.3% 2/7/24 (Liquidity Facility Barclays Bank PLC), VRDN (b)	21,150,000	21,150,000
FHLMC Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Tammy Brook Apts. Proj.) Series 2009, 4.45% 2/7/24, LOC Freddie Mac, VRDN (b)	8,415,000	8,415,000
FNMA Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Avalon Acton Apts. Proj.) Series 2006, 4.5% 2/7/24, LOC Fannie Mae, VRDN (b)(c)	45,000,000	45,000,000
TOTAL MASSACHUSETTS		981,179,000
Nebraska - 0.2%
Stanton County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1996, 5.42% 2/7/24, VRDN (b)(c)	3,700,000	3,700,000
Series 1998, 5.42% 2/7/24, VRDN (b)(c)	300,000	300,000
TOTAL NEBRASKA		4,000,000
South Carolina - 0.1%
Berkeley County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1997, 5.42% 2/7/24, VRDN (b)(c)	1,500,000	1,500,000
Series 1998, 4.95% 2/7/24, VRDN (b)(c)	1,000,000	1,000,000
TOTAL SOUTH CAROLINA		2,500,000
Tennessee - 0.1%
Memphis-Shelby County Indl. Dev. Board Facilities Rev. Series 2007, 5.42% 2/7/24, VRDN (b)(c)	2,330,000	2,330,000
Wyoming - 0.2%
Sweetwater County Env Imp Rev. (Pacificorp Proj.) Series 1995, 4.3% 2/1/24, VRDN (b)(c)	6,600,000	6,600,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $1,029,532,000)		1,029,532,000

Tender Option Bond - 17.7%
	Principal Amount (a)	Value ($)
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. Bonds Participating VRDN Series 2023, 4.85% 3/6/24 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	1,700,000	1,700,000
Florida - 0.1%
Palm Beach County Health Facilities Auth. Hosp. Rev. Participating VRDN Series XG 03 70, 4.65% 2/7/24 (Liquidity Facility Bank of America NA) (b)(d)(e)	1,860,000	1,860,000
Georgia - 0.0%
Fulton County Dev. Auth. Rev. Participating VRDN Series XL 02 68, 4.65% 2/7/24 (Liquidity Facility Bank of America NA) (b)(d)(e)	270,000	270,000
Massachusetts - 17.3%
Massachusetts Commonwealth Trans. Fund Rev. Participating VRDN:
Series 2022 XL 03 70, 4.55% 2/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	16,875,000	16,875,000
Series 30 06 DB, 3.8% 2/1/24 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	29,620,000	29,620,000
Series XF 16 04, 4.56% 2/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	7,500,000	7,500,000
Series XF 16 05, 4.55% 2/7/24 (Liquidity Facility Bank of America NA) (b)(d)(e)	4,000,000	4,000,000
Series XF 16 07, 4.55% 2/7/24 (Liquidity Facility Bank of America NA) (b)(d)(e)	6,400,000	6,400,000
Series XF 16 12, 4.55% 2/7/24 (Liquidity Facility Bank of America NA) (b)(d)(e)	8,200,000	8,200,000
Series XG 05 31, 4.55% 2/7/24 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	11,200,000	11,200,000
Series XM 10 79, 3.8% 2/1/24 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	4,000,000	4,000,000
Series XM 11 37, 4.55% 2/7/24 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	17,230,000	17,230,000
Massachusetts Dev. Fin. Agcy. Rev. Participating VRDN:
Series Floaters E 130, 4.58% 2/7/24 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	28,535,000	28,535,000
Series Floaters YX 10 74, 4.58% 2/7/24 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	8,560,000	8,560,000
Series MS 3373, 4.57% 2/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(d)(e)	8,000,000	8,000,000
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN:
Series Floaters XF 25 11, 4.6% 2/7/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)(e)	1,685,000	1,685,000
Series Floaters XG 01 39, 4.6% 2/7/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)(e)	13,055,000	13,055,000
Massachusetts Gen. Oblig.:
Bonds:
Series MS 00 18, 4.65%, tender 4/18/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	24,135,000	24,135,000
Series MS 00 20, 4.61%, tender 3/21/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)(f)	28,085,000	28,085,000
Participating VRDN:
Series 16 XM0221, 4.56% 2/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	21,630,000	21,630,000
Series E 148, 4.58% 2/7/24 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	40,000,000	40,000,000
Series Floaters XF 05 30, 4.59% 2/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(d)(e)	6,665,000	6,665,000
Series XF 15 88, 4.56% 2/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	3,200,000	3,200,000
Series XF 16 89, 2.57% 2/7/24 (Liquidity Facility Bank of America NA) (b)(d)(e)	18,750,000	18,750,000
Series XL 05 28, 4.55% 2/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	7,515,000	7,515,000
Series XL 05 29, 4.55% 2/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	7,500,000	7,500,000
Series ZF 31 90, 4.55% 2/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	4,750,000	4,750,000
Series ZL 03 39, 4.57% 2/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	6,000,000	6,000,000
Series ZL 04 88, 4.55% 2/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	6,665,000	6,665,000
Series ZL 05 23, 4.55% 2/7/24 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	5,075,000	5,075,000
Series ZL 05 24, 4.55% 2/7/24 (Liquidity Facility Wells Fargo Bank NA) (b)(d)(e)	18,500,000	18,500,000
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series 16 XG0014, 4.57% 2/7/24 (Liquidity Facility Bank of America NA) (b)(d)(e)	5,550,000	5,550,000
Series Floaters XM 02 32, 4.57% 2/7/24 (Liquidity Facility Bank of America NA) (b)(d)(e)	6,010,000	6,010,000
Massachusetts Port Auth. Rev. Participating VRDN:
Series 2022 039, 3.83% 2/1/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)(e)	1,240,000	1,240,000
Series 2022 XF 30 54, 4.6% 2/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(d)(e)	11,250,000	11,250,000
Series XF 16 13, 4.58% 2/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)(e)	4,400,000	4,400,000
Series ZF 16 79, 4.58% 2/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)(e)	2,810,000	2,810,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 15 0004, 4.57% 2/7/24 (Liquidity Facility Citibank NA) (b)(d)(e)	63,360,000	63,360,000
Series XM 10 51, 4.58% 2/7/24 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	13,425,000	13,425,000
Texas Wtr. Dev. Board Rev. Participating VRDN Series ZF 32 00, 4.55% 2/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	5,000,000	5,000,000
TOTAL MASSACHUSETTS		476,375,000
Michigan - 0.0%
Mclaren Health Care Corp. Participating VRDN Series XL 02 71, 4.65% 2/7/24 (Liquidity Facility Bank of America NA) (b)(d)(e)	185,000	185,000
Nevada - 0.0%
Clark County School District Participating VRDN Series XF 14 73, 4.67% 2/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	840,000	840,000
Ohio - 0.0%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 4.65% 2/7/24 (Liquidity Facility Bank of America NA) (b)(d)(e)	200,000	200,000
Texas - 0.1%
North Ft. Bend Wtr. Auth. Participating VRDN Series XL 04 22, 4.66% 2/7/24 (Liquidity Facility Wells Fargo Bank NA) (b)(d)(e)	2,315,000	2,315,000
Washington - 0.1%
Port of Seattle Rev. Participating VRDN Series XM 10 27, 4.69% 2/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)(e)	2,000,000	2,000,000
TOTAL TENDER OPTION BOND (Cost $485,745,000)		485,745,000

Other Municipal Security - 29.0%
	Principal Amount (a)	Value ($)
Massachusetts - 28.9%
Acton Wtr. Supply District BAN Series 2023, 5% 3/20/24	4,900,000	4,907,536
Andover Gen. Oblig. Bonds Series 2023, 5% 12/1/24	150,000	152,564
Barnstable Gen. Oblig.:
BAN Series 2023, 6% 6/7/24	1,500,000	1,515,093
Bonds Series 2015, 4% 2/15/24	150,000	150,065
Beverly Gen. Oblig. Bonds Series 2021, 5% 3/15/24	200,000	200,435
Boston Gen. Oblig. Bonds:
Series 2013 A, 5% 3/1/24	110,000	110,077
Series 2014 A, 5% 3/1/24	2,150,000	2,152,732
Series 2015 B, 5% 4/1/24	230,000	230,588
Series 2016 A, 5% 3/1/24	475,000	475,590
Series 2018 A, 5% 5/1/24	105,000	105,503
Series 2019 A, 5% 3/1/24	200,000	200,217
Boston Wtr. & Swr. Commission Rev.:
Bonds Series 2014 A, 4% 11/1/24 (Pre-Refunded to 11/1/24 @ 100)	4,400,000	4,441,172
Series 2024 A, 3.2% 4/4/24, LOC TD Banknorth, NA, CP	14,700,000	14,700,000
Bourne Gen. Oblig. BAN:
Series 2023, 4% 2/1/24	1,450,000	1,450,000
Series 2024, 4.5% 1/30/25 (g)	3,552,402	3,591,443
Brookline Gen. Oblig. Bonds Series 2021, 4% 2/15/24	350,000	350,023
Burlington Gen. Oblig. BAN Series 2023, 5% 4/25/24	12,200,000	12,250,224
Cambridge Gen. Oblig. Bonds:
Series 2015 A, 5% 2/15/24	240,000	240,134
Series 2017 B, 5% 2/15/24	1,135,000	1,135,694
Series 2018 B, 5% 2/15/24	500,000	500,412
Series 2023, 5% 2/15/24	265,000	265,147
Duxbury Gen. Oblig. BAN Series 2023, 5% 5/1/24	2,800,000	2,812,345
Easthampton Massachusetts BAN Series 2023, 5% 7/9/24	9,705,203	9,770,130
Easton Gen. Oblig. BAN Series 2023, 5% 3/7/24	10,000,000	10,016,295
Framingham Gen. Oblig. Bonds:
Series 2015, 5% 11/1/24	175,000	177,830
Series 2020, 5% 12/15/24	150,000	152,625
Gloucester Gen. Oblig.:
BAN Series 2023, 5% 9/13/24	24,745,000	24,957,916
Bonds Series 2018, 5% 2/1/24	235,000	235,000
Greater Fall River Vocational BAN Series 2023, 5% 9/1/24	25,000,000	25,165,946
Groton BAN Series 2023:
3.5% 2/16/24	500,000	499,956
4.5% 6/21/24	1,400,000	1,403,675
Hingham Gen. Oblig. BAN:
Series 2023 B, 4% 2/16/24	7,020,000	7,021,777
Series 2023, 4% 2/16/24	8,830,000	8,831,143
Ipswich Gen. Oblig. BAN Series 2023, 5% 8/8/24	19,830,236	19,990,684
Lexington Gen. Oblig. Bonds:
Series 2019, 5% 2/1/24	780,000	780,000
Series 2023, 5% 2/1/24	225,000	225,000
Littleton Gen. Oblig. BAN Series 2023 A, 4% 5/17/24	130,000	129,985
Lynnfield Gen. Oblig. BAN Series 2023, 3% 2/8/24	1,545,000	1,544,917
Marlborough Gen. Oblig. BAN Series 2023, 4.5% 6/13/24	1,500,000	1,507,786
Massachusetts Bay Trans. Auth. Assessment Rev. Bonds Series 2016 A, 5% 7/1/24	100,000	100,420
Massachusetts Bay Trans. Auth. Sales Tax Rev. Bonds:
Series 2004, 4% 7/1/24	250,000	251,183
Series 2005 A, 5% 7/1/24	700,000	704,958
Series 2014 A, 5% 7/1/24 (Pre-Refunded to 7/1/24 @ 100)	185,000	185,800
Series 2015 B, 5% 7/1/24	400,000	402,663
Massachusetts Clean Wtr. Trust Bonds:
Series 2006, 5.25% 8/1/24	100,000	100,685
Series 2014, 5% 8/1/24	4,020,000	4,063,543
Series 2015 18, 5% 2/1/24 (Escrowed to Maturity)	125,000	125,000
Series 2016 19, 5% 2/1/24	330,000	330,000
Series 2017:
5% 2/1/24	800,000	800,000
5% 8/1/24	215,000	217,147
Series 2018 21, 5% 8/1/24	100,000	100,989
Series 2021 A, 4% 2/1/24	125,000	125,000
Series 2022 24A, 5% 2/1/24	1,345,000	1,345,000
Massachusetts Commonwealth Trans. Fund Rev. Bonds:
(Rail Enhancement & Accelerated Bridge Programs) Series 2018 A, 5% 6/1/24	520,000	522,847
(Rail Enhancement Prog.):
Series 2015 A, 5% 6/1/24	275,000	276,363
Series 2021 B, 5% 6/1/24	125,000	125,643
Massachusetts Dev. Fin. Agcy. Elec. Util. Rev. Bonds Series 2024, 3.88% tender 2/14/24 (Massachusetts Elec. Co. Guaranteed), CP mode (c)	13,300,000	13,300,000
Massachusetts Dev. Fin. Agcy. Rev. Bonds:
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S, 5% 7/1/24	475,000	478,055
Series 2014 P:
5% 10/1/24 (Pre-Refunded to 10/1/24 @ 100)	355,000	358,848
5% 10/1/24 (Pre-Refunded to 10/1/24 @ 100)	160,000	161,059
5% 10/1/24 (Pre-Refunded to 10/1/24 @ 100)	180,000	181,182
Series 2015 O2, 5% 7/1/24	115,000	115,338
Series 2016 A, 5% 7/15/24	300,000	302,975
Series 2016 Q, 5% 7/1/24	505,000	508,223
Series 2017 A2, 5%, tender 1/30/25 (b)	1,010,000	1,028,922
Series 2020 A2, 5% 7/1/24	145,000	146,237
Series 2020 U, 5% 7/1/24	125,000	125,530
Massachusetts Edl. Fing. Auth. Rev. Bonds:
Series 2012 J, 4.375% 7/1/24 (c)	135,000	135,022
Series 2014 I, 5% 1/1/25 (c)	200,000	202,012
Series 2016, 5% 7/1/24 (c)	150,000	150,630
Series 2017 A, 5% 7/1/24 (c)	1,000,000	1,005,421
Series 2018 B, 5% 7/1/24 (c)	6,305,000	6,322,399
Series 2019 B, 5% 7/1/24 (c)	815,000	816,670
Series 2022 B, 5% 7/1/24 (c)	1,245,000	1,248,420
Massachusetts Fed. Hwy. Bonds (Accelerated Bridge Prog.) Series 2014 A, 5% 6/15/24	6,320,000	6,346,953
Massachusetts Gen. Oblig. Bonds:
Series 2004 C, 5.5% 12/1/24	250,000	254,931
Series 2006 B, 5.25% 9/1/24	7,500,000	7,585,298
Series 2014 9, 5% 8/1/24	100,000	100,925
Series 2014 C, 5% 8/1/24	7,460,000	7,539,090
Series 2014 E, 5% 9/1/24	360,000	360,424
Series 2015 C, 5% 7/1/24	100,000	100,444
Series 2016 B, 5% 7/1/24	685,000	690,566
Series 2016 D, 5% 4/1/24	575,000	576,652
Series 2016 H, 5% 12/1/24	200,000	203,467
Series 2017 B, 5% 4/1/24	210,000	210,478
Series 2017 C, 5% 10/1/24	875,000	886,982
Series 2017 D, 5% 7/1/24	390,000	393,163
Series 2018 B, 5% 7/1/24	205,000	206,721
Series 2019 A, 5% 7/1/24	770,000	776,461
Series 2019 C, 5% 5/1/24	20,000,000	20,071,364
Series 2021 B, 5% 11/1/24	17,350,000	17,631,847
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds:
Series 2008, 5.5% 6/1/24	1,660,000	1,674,161
Series 2023 H1:
3.5% tender 3/5/24, CP mode	17,090,000	17,090,000
3.57% tender 3/4/24, CP mode	10,995,000	10,995,000
Series 2023 H2:
3.6% tender 5/7/24, CP mode	17,385,000	17,385,000
3.8% tender 2/8/24, CP mode	17,750,000	17,750,000
3.88% tender 2/7/24, CP mode	12,640,000	12,640,000
Series 2023:
3.75% tender 2/5/24, CP mode	15,660,000	15,660,000
3.75% tender 2/6/24, CP mode	16,050,000	16,050,000
Series 2024:
3.3% tender 4/3/24, CP mode	18,595,000	18,595,000
3.3% tender 6/11/24, CP mode	19,585,000	19,585,000
3.32% tender 6/10/24, CP mode	11,030,000	11,030,000
Massachusetts Hsg. Fin. Auth. BAN Series 2023, 3.25% 6/1/24	11,480,000	11,480,000
Massachusetts Port Auth. Rev. Bonds:
Series 2014 C, 5% 7/1/24	860,000	866,859
Series 2017 A, 5% 7/1/24 (c)	4,200,000	4,219,799
Series 2019 A, 5% 7/1/24 (c)	1,810,000	1,818,806
Series 2019 B, 5% 7/1/24	380,000	381,804
Series 2019 C, 5% 7/1/24 (c)	685,000	688,768
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds:
Series 2015 C, 5% 8/15/24	625,000	629,523
Series 2018 A:
5% 2/15/24	250,000	250,191
5% 2/15/24 (Pre-Refunded to 2/15/24 @ 100)	2,500,000	2,501,721
5% 2/15/24 (Pre-Refunded to 2/15/24 @ 100)	275,000	275,190
5% 2/15/24 (Pre-Refunded to 2/15/24 @ 100)	430,000	430,202
5% 2/15/24 (Pre-Refunded to 2/15/24 @ 100)	800,000	800,535
5% 2/15/24 (Pre-Refunded to 2/15/24 @ 100)	425,000	425,272
5% 2/15/24 (Pre-Refunded to 2/15/24 @ 100)	7,580,000	7,583,729
5% 2/15/24 (Pre-Refunded to 2/15/24 @ 100)	350,000	350,175
Series 2019 A, 5% 2/15/24	140,000	140,098
Massachusetts State College Bldg. Auth. Rev. Bonds:
(State Univ. Prog.) Series 2024 A:
5% 5/1/24	6,685,000	6,716,687
5% 11/1/24	5,000,000	5,071,500
Series 2014 B:
5% 5/1/24 (Pre-Refunded to 5/1/24 @ 100)	1,050,000	1,053,720
5% 5/1/24 (Pre-Refunded to 5/1/24 @ 100)	10,000,000	10,053,605
5% 5/1/24 (Pre-Refunded to 5/1/24 @ 100)	350,000	351,468
Series 2017 B, 5% 5/1/24	100,000	100,399
Series 2022 A, 5% 5/1/24	350,000	351,608
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Bonds:
Series 2014 D, 5% 8/1/24 (Pre-Refunded to 8/1/24 @ 100)	110,000	111,114
Series 2017, 5% 8/1/24	410,000	412,762
Series 2018 B, 5% 8/1/24	1,725,000	1,738,662
Milton Gen. Oblig. BAN Series 2023, 5% 8/30/24	20,150,000	20,329,708
Nantucket Gen. Oblig. BAN Series 2023, 5% 6/28/24	14,500,000	14,558,571
Newton Gen. Oblig. Bonds:
Series 2020, 5% 2/15/24	250,000	250,160
Series 2023, 5% 2/1/24	635,000	635,000
Norfolk MA BAN Series 2023, 5% 5/3/24	18,000,000	18,076,704
North Reading Gen. Oblig. BAN Series 2023, 5% 5/23/24	6,589,577	6,619,179
Northbridge Gen. Oblig. BAN Series 2023, 5% 6/21/24	15,950,000	16,033,038
Pembroke Gen. Oblig.:
BAN Series 2023, 4.5% 9/27/24	9,700,500	9,755,531
Bonds Series 2015, 4% 4/1/24	330,000	330,358
Plainville Gen. Oblig. Bonds Series 2020, 5% 8/1/24	125,000	126,211
Plymouth Gen. Oblig.:
BAN Series 2023, 5% 6/28/24	4,275,000	4,304,862
Bonds Series 2021, 5% 5/1/24	565,000	567,733
Salem Gen. Oblig. Bonds Series 2018, 5% 6/15/24	100,000	100,558
Salisbury Gen. Oblig. BAN Series 2023, 5% 9/5/24	13,620,425	13,746,955
Scituate Gen. Oblig. Bonds Series 2015, 5% 9/15/24	175,000	176,964
Sherborn BAN Series 2023, 5% 8/23/24	3,157,719	3,182,870
Somerville Gen. Oblig.:
BAN Series 2023, 5% 5/30/24	43,852,819	44,113,259
Bonds Series 2019, 5% 6/1/24	105,000	105,605
Sudbury Gen. Oblig. BAN Series 2023, 5% 2/7/24	5,000,000	5,001,132
Swampscott Gen. Oblig. Bonds Series 2022, 5% 3/1/24	150,000	150,175
Tewksbury Gen. Oblig.:
BAN Series 2023, 5% 9/20/24	3,577,818	3,605,570
Bonds:
Series 2014, 5% 2/15/24	100,000	100,042
Series 2020, 5% 4/15/24	125,000	125,413
Town of Millbury BAN Series 2023, 5% 8/30/24	2,690,000	2,709,851
Town of Provincetown BAN Series 2023:
5% 6/21/24	11,991,000	12,053,395
5% 6/21/24	2,035,000	2,043,057
Tyngsborough Gen. Oblig. BAN Series 2023, 5% 11/8/24	30,000,000	30,243,662
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Bonds:
Series 2014 1:
5% 11/1/24 (Pre-Refunded to 11/1/24 @ 100)	3,445,000	3,499,499
5% 11/1/24 (Pre-Refunded to 11/1/24 @ 100)	815,000	826,386
5% 11/1/24 (Pre-Refunded to 11/1/24 @ 100)	165,000	167,104
Series 2014, 5% 11/1/24 (Pre-Refunded to 11/1/24 @ 100)	5,805,000	5,896,834
Univ. of Massachusetts Bldg. Auth. Rev. Bonds:
Series 2014 3, 5% 11/1/24 (Pre-Refunded to 11/1/24 @ 100)	420,000	426,136
Series 2015 2, 5% 11/1/24	220,000	222,889
Series 2021 1, 5% 11/1/24	290,000	293,808
Waltham Gen. Oblig. BAN Series 2023, 5% 10/10/24	65,000,000	65,688,050
Wareham BAN Series 2023, 4% 4/5/24	750,000	750,399
Westborough Gen. Oblig. BAN Series 2023, 5% 3/28/24	8,287,366	8,308,431
Westfield Gen. Oblig. Bonds Series 2014:
4% 3/1/24 (Pre-Refunded to 3/1/24 @ 100)	145,000	145,052
5% 3/1/24 (Pre-Refunded to 3/1/24 @ 100)	100,000	100,070
5% 3/1/24 (Pre-Refunded to 3/1/24 @ 100)	500,000	500,451
Wilbraham Massachusetts BAN Series 2023, 4% 4/11/24	155,000	154,981
Winchester Gen. Oblig. Bonds:
Series 2015, 5% 7/1/24	100,000	100,750
Series 2020, 5% 1/1/25	180,000	183,483
Worcester Gen. Oblig.:
BAN Series 2023, 4.5% 2/27/24	15,235,000	15,245,472
Bonds:
Series 2020, 5% 2/15/24	1,000,000	1,000,440
Series 2022, 5% 2/1/24	280,000	280,000
TOTAL MASSACHUSETTS		794,741,765
Michigan - 0.1%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 4.8%, tender 8/28/24 (b)(h)	1,100,000	1,100,000
TOTAL OTHER MUNICIPAL SECURITY (Cost $795,841,765)		795,841,765

Investment Company - 15.6%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 4.36% (i)(j) (Cost $429,693,965)	429,602,968	429,693,965

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $2,740,812,730)	2,740,812,730
NET OTHER ASSETS (LIABILITIES) - 0.2%	5,538,894
NET ASSETS - 100.0%	2,746,351,624

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Provides evidence of ownership in one or more underlying municipal bonds.
(e)	Coupon rates are determined by re-marketing agents based on current market conditions.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $28,085,000 or 1.0% of net assets.

(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($)
Massachusetts Gen. Oblig. Bonds Series MS 00 20, 4.61%, tender 3/21/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah)	11/02/23	28,085,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.36%	360,141,969	886,527,996	816,976,000	12,974,090	-	-	429,693,965	17.0%
Total	360,141,969	886,527,996	816,976,000	12,974,090	-	-	429,693,965

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Financial Statements
Statement of Assets and Liabilities
		January 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,311,118,765)	$2,311,118,765
Fidelity Central Funds (cost $429,693,965)	429,693,965

Total Investment in Securities (cost $2,740,812,730)		$2,740,812,730
Cash		2,320,160
Receivable for fund shares sold		8,088,211
Interest receivable		19,917,587
Distributions receivable from Fidelity Central Funds		887,621
Receivable from investment adviser for expense reductions		58,496
Other receivables		9,015
Total assets		2,772,093,820
Liabilities
Payable for investments purchased
Regular delivery	$16,938,345
Delayed delivery	3,591,443
Payable for fund shares redeemed	3,719,341
Distributions payable	886,984
Accrued management fee	445,371
Other affiliated payables	160,712
Total Liabilities		25,742,196
Net Assets		$2,746,351,624
Net Assets consist of:
Paid in capital		$2,746,308,519
Total accumulated earnings (loss)		43,105
Net Assets		$2,746,351,624

Net Asset Value and Maximum Offering Price
Fidelity Massachusetts Municipal Money Market Fund :
Net Asset Value, offering price and redemption price per share ($16,586,715 ÷ 16,589,984 shares)		$1.00
Institutional Class :
Net Asset Value, offering price and redemption price per share ($1,611,323,386 ÷ 1,609,645,834 shares)		$1.00
Premium Class :
Net Asset Value, offering price and redemption price per share ($1,118,441,523 ÷ 1,116,840,636 shares)		$1.00
Statement of Operations
		Year ended January 31, 2024
Investment Income
Interest		$67,139,227
Income from Fidelity Central Funds		12,974,090
Total Income		80,113,317
Expenses
Management fee	$5,028,530
Transfer agent fees	1,843,720
Independent trustees' fees and expenses	8,343
Total expenses before reductions	6,880,593
Expense reductions	(706,980)
Total expenses after reductions		6,173,613
Net Investment income (loss)		73,939,704
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(17,321)
Total net realized gain (loss)		(17,321)
Net increase in net assets resulting from operations		$73,922,383
Statement of Changes in Net Assets

	Year ended January 31, 2024	Year ended January 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$73,939,704	$22,066,248
Net realized gain (loss)	(17,321)	15,836
Net increase in net assets resulting from operations	73,922,383	22,082,084
Distributions to shareholders	(73,935,553)	(22,053,863)

Share transactions - net increase (decrease)	378,417,694	1,257,661,702
Total increase (decrease) in net assets	378,404,524	1,257,689,923

Net Assets
Beginning of period	2,367,947,100	1,110,257,177
End of period	$2,746,351,624	$2,367,947,100

Financial Highlights
Fidelity® Massachusetts Municipal Money Market Fund

Years ended January 31,	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) B	.028	.007
Net realized and unrealized gain (loss) C	-	-
Total from investment operations	.028	.007
Distributions from net investment income	(.028)	(.007)
Total distributions	(.028)	(.007)
Net asset value, end of period	$1.00	$1.00
Total Return D,E	2.79%	.69%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.42%	.42% H
Expenses net of fee waivers, if any	.42%	.42% H
Expenses net of all reductions	.42%	.41% H
Net investment income (loss)	2.76%	1.71% H
Supplemental Data
Net assets, end of period (000 omitted)	$16,587	$3,949

AFor the period September 22, 2022 (commencement of sale of shares) through January 31, 2023.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.0005 per share.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

Fidelity® Massachusetts Municipal Money Market Fund Institutional Class

Years ended January 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.030	.011	- B	.004	.013
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.030	.011	- B	.004	.013
Distributions from net investment income	(.030)	(.011)	- B	(.004)	(.013)
Distributions from net realized gain	-	-	- B	- B	- B
Total distributions	(.030)	(.011)	- B	(.004)	(.013)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	3.02%	1.14%	.02%	.36%	1.27%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%	.20%	.07%	.19%	.20%
Expenses net of all reductions	.20%	.20%	.07%	.18%	.20%
Net investment income (loss)	2.98%	1.39%	.01%	.40%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$1,611,323	$1,201,472	$907,646	$1,073,961	$1,741,405

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Fidelity® Massachusetts Municipal Money Market Fund Premium Class

Years ended January 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.029	.010	- B	.003	.012
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.029	.010	- B	.003	.012
Distributions from net investment income	(.029)	(.010)	- B	(.003)	(.012)
Distributions from net realized gain	-	-	- B	- B	- B
Total distributions	(.029)	(.010)	- B	(.003)	(.012)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	2.92%	1.05%	.02%	.31%	1.17%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.30%	.29%	.07%	.23%	.30%
Expenses net of all reductions	.30%	.29%	.07%	.23%	.30%
Net investment income (loss)	2.88%	1.30%	.01%	.35%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$1,118,442	$1,162,526	$202,508	$232,777	$293,167

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Notes to Financial Statements
For the period ended January 31, 2024

1. Organization.
Fidelity Massachusetts Municipal Money Market Fund (the Fund) is a fund of Fidelity Massachusetts Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Massachusetts Municipal Money Market Fund, Institutional Class and Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders. The Fund may be affected by economic and political developments in the state of Massachusetts.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund+	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Fund incurred a corporate tax liability on undistributed long-term capital gain which is included in Miscellaneous expense on the Statement of Operations. As of January 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.
As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax Cost	$2,740,812,730

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$121,845
Undistributed ordinary income	$-
Capital loss carryforward	$(78,513)
Net unrealized appreciation (depreciation) on securities and other investments	$-

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(78,513)
Long-term	(-)
Total capital loss carryforward	$(78,513)

The tax character of distributions paid was as follows:

	January 31, 2024	January 31, 2023
Tax-exempt Income	73,935,553	22,053,863

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for Premium Class so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Fidelity Massachusetts Municipal Money Market Fund	$ 25,712.22
Institutional Class	688,741.05
Premium Class	1,129,267.10
	$ 1,843,720

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Massachusetts Municipal Money Market Fund	97,581,859	40,435,000	-

Subsequent Event - Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

5. Expense Reductions.
The investment adviser contractually agreed to reimburse Institutional Class to the extent annual operating expenses, expressed as a percentage of average net assets, exceed .20%. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class expenses by $685,389.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $21,591

6. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended January 31, 2024	Year ended January 31, 2023A
Fidelity Massachusetts Municipal Money Market Fund
Distributions to shareholders
Fidelity Massachusetts Municipal Money Market Fund	$ 329,452	$5,309
Institutional Class	41,189,225	12,692,922
Premium Class	32,416,876	9,355,510
Service Class	-	122
Total	$ 73,935,553	$ 22,053,863

A Distributions for Fidelity Massachusetts Municipal Money Market Fund are for the period September 16, 2022 (commencement of sale of shares) through January 31, 2023.
7. Share Transactions.
Share transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended January 31, 2024	Year ended January 31, 2023A	Year ended January 31, 2024	Year ended January 31, 2023A
Fidelity Massachusetts Municipal Money Market Fund
Fidelity Massachusetts Municipal Money Market Fund
Shares sold	23,600,014	4,771,313	$23,600,014	$4,771,313
Reinvestment of distributions	307,625	5,227	307,625	5,227
Shares redeemed	(11,267,335)	(826,860)	(11,267,335)	(826,860)
Net increase (decrease)	12,640,304	3,949,680	$12,640,304	$3,949,680
Institutional Class
Shares sold	2,835,905,970	1,351,755,115	$2,835,905,970	$1,351,755,115
Reinvestment of distributions	32,229,771	10,369,998	32,229,771	10,369,998
Shares redeemed	(2,458,512,245)	(1,068,719,353)	(2,458,512,245)	(1,068,719,353)
Net increase (decrease)	409,623,496	293,405,760	$409,623,496	$293,405,760
Premium Class
Shares sold	456,010,871	248,999,145	$456,010,870	$248,999,800
Issued in exchange for the shares of the Target Fund(s)	-	1,009,038,794	-	1,010,960,863
Reinvestment of distributions	30,235,327	8,765,318	30,235,327	8,765,318
Shares redeemed	(530,092,304)	(308,316,548)	(530,092,303)	(308,316,548)
Net increase (decrease)	(43,846,106)	958,486,709	$(43,846,106)	$960,409,433
Service Class
Reinvestment of distributions	-	90	-	90
Shares redeemed	-	(103,155)	-	(103,261)
Net increase (decrease)	-	(103,065)	$-	$(103,171)

A Share transactions for Fidelity Massachusetts Municipal Money Market Fund are for the period September 16,2022 (commencement of sale of shares) through January 31, 2023.

8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

10. Prior Fiscal Year Merger Information.
On September 16, 2022, Fidelity Massachusetts Municipal Money Market Fund (formerly Fidelity Massachusetts AMT Tax-Free Money Market Fund) acquired all of the assets and assumed all of the liabilities of Fidelity Massachusetts Municipal Money Market Fund ("Target Fund") pursuant to an Agreement and Plan of Reorganization ("Agreements") approved by the Board of Trustees ("The Board"). The securities held by the Target Fund were the primary assets acquired by Fidelity Massachusetts Municipal Money Market Fund. The acquisition was accomplished by an exchange of Premium Class (formerly Fidelity Massachusetts AMT Tax-Free Money Market Fund) of Fidelity Massachusetts Municipal Money Market Fund for shares outstanding of the Target Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Target Fund and shares issued by Fidelity Massachusetts Municipal Money Market Fund were recorded at fair value; however, the cost basis of the investments received from the Target Fund were carried forward and will be utilized for purposes of Fidelity Massachusetts Municipal Money Market Fund ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Target Fund	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity Massachusetts Municipal Money Market Fund	1,008,064,249	0	1,010,960,863	1,009,038,794	1.0000

Surviving Fund	Net Assets $	Total net assets after the acquisition $
Fidelity Massachusetts Municipal Money Market Fund (formerly Fidelity Massachusetts AMT Tax-Free Money Market Fund)	1,264,821,342	2,275,782,205

Pro forma results of operations of the combined entity for the entire period ended January 31, 2023, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date, are as follows:

Net investment income (loss)	$25,310,746
Total net realized gain (loss)	(52,595)
Total change in net unrealized appreciation (depreciation)	-
Net increase (decrease) in net assets resulting from operations	$25,258,151

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's Statement of Operations since September 16, 2022.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Massachusetts Municipal Trust and the Shareholders of Fidelity Massachusetts Municipal Money Market Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Massachusetts Municipal Money Market Fund (the "Fund"), a fund of Fidelity Massachusetts Municipal Trust, including the schedule of investments, as of January 31, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 12, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 314 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
Christine J. Thompson (1958)
Year of Election or Appointment: 2023
Trustee
Ms. Thompson also serves as a Trustee of other Fidelity® funds. Ms. Thompson serves as Leader of Advanced Technologies for Investment Management at Fidelity Investments (2018-present). Previously, Ms. Thompson served as Chief Investment Officer in the Bond group at Fidelity Management & Research Company (2010-2018) and held various other roles including Director of municipal bond portfolio managers and Portfolio Manager of certain Fidelity® funds.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).
Laura M. Bishop (1961)
Year of Election or Appointment: 2023
Trustee
Ms. Bishop also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting). Previously, Ms. Bishop served as a Member of the Advisory Board of certain Fidelity® funds (2022-2023).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Previously, Mr. Engler served as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-2022), a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Robert W. Helm (1957)
Year of Election or Appointment: 2023
Trustee
Mr. Helm also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon. Previously, Mr. Helm served as a Member of the Advisory Board of certain Fidelity® funds (2021-2023).
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Trustee
Ms. Zierhoffer also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016), and as a Member of the Advisory Board of certain Fidelity® funds (2023).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupation
Lester Owens (1957)
Year of Election or Appointment: 2024
Member of the Advisory Board
Mr. Owens also serves as a Member of the Advisory Board of other Fidelity® funds. Prior to his retirement, Mr. Owens served as Senior Executive Vice President, Head of Operations, and member of the Operating Committee of Wells Fargo & Company (financial services, 2020-2023). Mr. Owens currently serves as Chairman of the Board of Directors of Robert Wood Johnson Barnabas Health, Inc. (academic healthcare system, 2022-present). Previously, Mr. Owens served as Senior Executive Vice President and Head of Operations at Bank of New York Mellon (financial services, 2019-2020) and held various roles at JPMorgan Chase & Co. (financial services, 2007-2019), including Managing Director for Wholesale Banking Operations. Mr. Owens also previously served as a member of the Board of Directors of the Depository Trust & Clearing Corporation (financial services, 2016) and as Chairman of the Board of Directors of the Clearing House Interbank Payments System (private clearing system, 2015-2016).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Vice President or Treasurer of certain Fidelity entities. Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke is Head of Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments. Mr. Burke serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Carey is a Senior Vice President, Deputy General Counsel (2019-present) and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter is a Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments. Mr. Carter serves as Chief Legal Officer of Fidelity Investments Institutional Operations Company LLC - Shareholder Division (transfer agent, 2020-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Vice President or Assistant Treasurer of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).
Robin Foley (1964)
Year of Election or Appointment: 2023
Vice President
Ms. Foley also serves as Vice President of other funds. Ms. Foley serves as Head of Fidelity's Fixed Income division (2023-present) and is an employee of Fidelity Investments. Previously, Ms. Foley served as Chief Investment Officer of Bonds (2017-2023).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia is a Senior Vice President of Asset Management Compliance (2019-present) and is an employee of Fidelity Investments. Mr. Gouveia serves as Compliance Officer of Fidelity Management Trust Company (2023-present). Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher is a Vice President (2008-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2023 to January 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Expenses Paid During Period- C August 1, 2023 to January 31, 2024
Fidelity® Massachusetts Municipal Money Market Fund
Fidelity® Massachusetts Municipal Money Market Fund	.42%
Actual		$ 1,000	$ 1,014.60	$ 2.13
Hypothetical-B		$ 1,000	$ 1,023.09	$ 2.14
Institutional Class	.20%
Actual		$ 1,000	$ 1,015.80	$ 1.02
Hypothetical-B		$ 1,000	$ 1,024.20	$ 1.02
Premium Class	.30%
Actual		$ 1,000	$ 1,015.30	$ 1.52
Hypothetical-B		$ 1,000	$ 1,023.69	$ 1.53

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

During fiscal year ended 2024, 100% of the fund's income dividends was free from federal income tax, and 14.11% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Massachusetts Municipal Money Market Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Institutional Class, which was selected because it was the largest class); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods.
The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of Institutional Class, the Board considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Institutional Class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Institutional Class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Institutional Class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked equal to the competitive median of the mapped group for 2022 and equal to the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expense ratio of Institutional Class of the fund ranked above the competitive median of the similar sales load structure group for 2022 and above the competitive median of the total expense asset size peer group for 2022.
In the information provided to the Board, Fidelity noted that competitor comparisons for money market funds are challenging due, in part, to the frequent imposition of reimbursements and waivers on money market funds in recent years. The Board considered that Fidelity believes that excluding fee waivers and reimbursements provides a better total expense comparison until such waivers are less prevalent in competitor data. When fee waivers and reimbursements are excluded from competitor data, the total expense ratio for Institutional Class of the fund was below the competitive medians in 2022.
Other Contractual Arrangements. The Board further considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the Premium Class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the class. The Board further considered that FMR has contractually agreed to reimburse Institutional Class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.20% through at least April 1, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, the expense ratio of the retail class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.

Board Approval of Investment Advisory Contracts
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	4,138,285,120.97	96.07
Withheld	169,382,521.30	3.93
TOTAL	4,307,667,642.27	100.00
Jennifer Toolin McAuliffe
Affirmative	4,115,091,905.76	95.53
Withheld	192,575,736.51	4.47
TOTAL	4,307,667,642.27	100.00
Christine J. Thompson
Affirmative	4,137,946,555.65	96.06
Withheld	169,721,086.62	3.94
TOTAL	4,307,667,642.27	100.00
Elizabeth S. Acton
Affirmative	4,050,429,268.93	94.03
Withheld	257,238,373.34	5.97
TOTAL	4,307,667,642.27	100.00
Laura M. Bishop
Affirmative	4,109,321,708.63	95.40
Withheld	198,345,933.64	4.60
TOTAL	4,307,667,642.27	100.00
Ann E. Dunwoody
Affirmative	4,115,458,394.93	95.54
Withheld	192,209,247.34	4.46
TOTAL	4,307,667,642.27	100.00
John Engler
Affirmative	4,033,403,795.12	93.63
Withheld	274,263,847.15	6.37
TOTAL	4,307,667,642.27	100.00
Robert F. Gartland
Affirmative	4,048,793,920.80	93.99
Withheld	258,873,721.47	6.01
TOTAL	4,307,667,642.27	100.00
Robert W. Helm
Affirmative	4,135,220,600.62	96.00
Withheld	172,447,041.65	4.00
TOTAL	4,307,667,642.27	100.00
Arthur E. Johnson
Affirmative	4,125,954,911.89	95.78
Withheld	181,712,730.38	4.22
TOTAL	4,307,667,642.27	100.00
Michael E. Kenneally
Affirmative	4,128,498,043.23	95.84
Withheld	179,169,599.04	4.16
TOTAL	4,307,667,642.27	100.00
Mark A. Murray
Affirmative	4,136,768,596.02	96.03
Withheld	170,899,046.25	3.97
TOTAL	4,307,667,642.27	100.00
Carol J. Zierhoffer
Affirmative	4,130,181,249.46	95.88
Withheld	177,486,392.81	4.12
TOTAL	4,307,667,642.27	100.00

Proposal 1 reflects trust wide proposal and voting results.

1.854000.116
SMA-ANN-0324
Fidelity® Massachusetts Municipal Income Fund

Annual Report
January 31, 2024

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended January 31, 2024	Past 1 year	Past 5 years	Past 10 years
Fidelity® Massachusetts Municipal Income Fund	3.02%	1.62%	2.52%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Massachusetts Municipal Income Fund on January 31, 2014.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Municipal Bond Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
Tax-exempt municipal bonds gained 2.90% for the 12 months ending January 31, 2024, according to the Bloomberg Municipal Bond Index, buoyed by outsized gains in late 2023. From February through July, munis chartered a bumpy path to a tepid 0.20% gain, limited by uncertainty about the direction of interest rates as the U.S. Federal Reserve continued the aggressive rate-hiking cycle it began in March 2022 to combat persistent inflation. Munis then declined markedly in August and September when the Fed explicitly adopted a "higher for longer" message on interest rates. In November, however, muni bonds kicked off a powerful two-month rally, posting their biggest monthly gain (+6.35%) since the 1980s, and then rising another 2.32% in December. During both months, the Fed held interest rates steady, while inflation reports came in milder than expected. By year-end, the central bank indicated it was ready to consider rate cuts for 2024. Munis trended lower in January (-0.51%) when stronger-than-projected economic growth caused the market to reprice the timing and magnitude of potential cuts. For the full 12 months, muni tax-backed credit fundamentals remained solid, and the risk of credit-rating downgrades appeared low for most issuers. Lower-quality investment-grade bonds (rated BAA) and long-term securities (17+ years) delivered the muni market's best returns.
Comments from Co-Portfolio Managers Cormac Cullen, Michael Maka and Elizah McLaughlin:
For the fiscal year ending January 31, 2024, the fund gained 3.02%, outpacing, net of fees, the 2.34% advance of the state-specific index, the Bloomberg Massachusetts Enhanced Municipal Linked 08/01/2018 Index, and the 2.90% gain of the benchmark, the Bloomberg Municipal Bond Index. The past 12 months, we focused on long-term objectives and sought to generate attractive tax-exempt income and a competitive risk-adjusted return. Versus the state-specific index, the fund's overweight to lower-quality investment-grade munis contributed to performance. These securities, helped by strong demand from investors seeking higher levels of income, bested higher-quality bonds this period. An overweight to the health care sector also was helpful, as the group's credit quality improved and investor demand for higher-yielding securities strengthened during the year. The fund's carry advantage, meaning its larger-than-index exposure to higher-coupon bonds that outpaced the state index, also helped. Differences in the way fund holdings and index components were priced further boosted relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management and Research's fair-value processes. Securities within the index, however, are priced by the index provider.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary January 31, 2024 (Unaudited)
Revenue Sources (% of Fund's net assets)
General Obligations	20.7
Education	20.5
Health Care	16.8
Special Tax	13.2
Transportation	12.9
Other	8.9
Others* (Individually Less Than 5%)	7.0
100.0

*Includes net other assets

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments January 31, 2024
Showing Percentage of Net Assets
Municipal Bonds - 91.5%
	Principal Amount (a)	Value ($)
Massachusetts - 89.8%
Acton & Boxborough Reg'l. School District Series 2020:
3% 3/1/34	1,485,000	1,471,201
3% 3/1/35	2,130,000	2,092,184
Attleboro Gen. Oblig.:
Series 2020 B, 3% 10/15/36	2,630,000	2,456,748
Series 2020, 2.625% 10/15/50	6,880,000	4,781,708
Berkshire Wind Pwr. Coop. Corp. Series 2017 2:
5% 7/1/25	505,000	518,895
5% 7/1/26	925,000	970,394
5% 7/1/27	700,000	749,326
5% 7/1/30	480,000	516,687
Boston Gen. Oblig. Series 2020 A, 2% 11/1/39	2,495,000	1,873,203
Braintree Gen. Oblig.:
Series 2019, 3% 6/1/35	1,765,000	1,686,856
Series 2020, 3% 6/1/35	345,000	325,246
Fall River Gen. Oblig. Series 2020, 2% 12/1/32	500,000	431,296
Framingham Gen. Oblig. Series 2012 A, 4% 12/1/24	1,360,000	1,361,246
Hingham Gen. Oblig. Series 2020, 3% 2/15/38	1,615,000	1,502,445
Lowell Gen. Oblig. Series 2023, 4.25% 9/1/53	9,915,000	10,066,179
Ludlow Gen. Oblig. Series 2019, 3% 2/1/49	1,885,000	1,483,559
Lynn Wtr. & Swr. Commission Gen. Rev. Series 2003 A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	440,000	440,645
Massachusetts Clean Wtr. Trust:
Series 2021 23A:
5% 2/1/39	5,000,000	5,640,846
5% 2/1/40	4,750,000	5,337,340
Series 2021 23B, 5% 2/1/39	12,940,000	14,598,509
Series 2021 B, 5% 2/1/41	2,000,000	2,239,618
Series 22, 5% 8/1/37	4,110,000	4,577,267
Massachusetts Commonwealth Trans. Fund Rev.:
(Rail Enhacement Prog.) Series 2022 A, 5% 6/1/50	3,500,000	3,798,268
(Rail Enhancement & Accelerated Bridge Programs) Series 2019 A, 5% 6/1/49	19,600,000	20,748,542
(Rail Enhancement & Accelerated Bridge Progs.) Series 2018 A, 5.25% 6/1/43	14,575,000	15,576,725
(Rail Enhancement Prog.) Series 2021 B:
5% 6/1/41	6,000,000	6,384,944
5% 6/1/42	15,370,000	16,833,464
Series 2021 A:
5% 6/1/41	8,140,000	9,054,715
5% 6/1/42	5,750,000	6,374,045
5% 6/1/43	3,000,000	3,312,362
5% 6/1/51	5,435,000	5,834,938
Series 2021 B, 5% 6/1/46	7,615,000	8,250,432
Series 2022 B, 5% 6/1/52	20,000,000	21,840,986
Series 2023 B:
5% 6/1/47	8,000,000	8,902,446
5% 6/1/48	7,350,000	8,157,639
5% 6/1/49	5,000,000	5,535,735
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series A, 5% 1/1/37	2,000,000	2,173,920
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.) Series T:
5% 7/1/37	1,415,000	1,505,597
5% 7/1/42	2,805,000	2,941,011
(Broad Institute Proj.) Series 2017:
5% 4/1/33	10,145,000	10,910,952
5% 4/1/34	2,500,000	2,680,884
5% 4/1/37	1,500,000	1,587,249
(Lesley Univ. Proj.) Series 2016:
5% 7/1/29	1,640,000	1,696,767
5% 7/1/32	1,905,000	1,966,146
(Newbridge On The Charles Proj.) Series 2017:
4% 10/1/24 (b)	500,000	499,491
4% 10/1/25 (b)	500,000	498,386
4% 10/1/26 (b)	500,000	496,860
4% 10/1/27 (b)	350,000	346,459
4% 10/1/32 (b)	1,250,000	1,205,505
4.125% 10/1/42 (b)	6,000,000	5,241,607
5% 10/1/37 (b)	2,000,000	2,018,512
5% 10/1/47 (b)	2,500,000	2,415,699
5% 10/1/57 (b)	8,670,000	8,058,049
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S:
5% 7/1/25	1,000,000	1,027,516
5% 7/1/31	21,180,000	22,899,676
5% 7/1/32	985,000	1,064,143
5% 7/1/34	750,000	807,993
(Suffolk Univ. Proj.) Series 2017:
5% 7/1/24	2,000,000	2,008,966
5% 7/1/25	1,500,000	1,524,586
5% 7/1/26	1,935,000	1,986,672
5% 7/1/27	2,085,000	2,167,742
5% 7/1/28	4,300,000	4,483,469
(Suffolk Univ., Proj.) Series 2017, 5% 7/1/32	1,000,000	1,041,354
(UMASS Boston Student Hsg. Proj.) Series 2016:
5% 10/1/29	3,120,000	3,204,285
5% 10/1/30	1,100,000	1,128,595
5% 10/1/31	1,200,000	1,229,973
5% 10/1/32	1,240,000	1,269,720
5% 10/1/33	1,235,000	1,263,034
(UMass Memorial Health Care Proj.) Series K:
5% 7/1/28	1,260,000	1,308,765
5% 7/1/29	1,320,000	1,373,208
5% 7/1/30	1,390,000	1,447,118
5% 7/1/38	10,850,000	11,115,319
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	7,000,000	6,504,350
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/34	1,425,000	1,465,272
5% 10/1/35	1,495,000	1,535,429
5% 10/1/46	4,250,000	4,278,418
(Wheaton College, MA. Proj.) Series 2017 H:
5% 1/1/29	1,435,000	1,501,888
5% 1/1/31	1,580,000	1,652,523
5% 1/1/32	1,665,000	1,739,025
5% 1/1/33	1,745,000	1,821,105
5% 1/1/34	1,835,000	1,912,066
5% 1/1/35	1,000,000	1,040,603
5% 1/1/36	1,000,000	1,038,093
5% 1/1/42	5,775,000	5,879,586
5% 1/1/47	1,895,000	1,915,208
5% 1/1/53	4,275,000	4,302,337
Bonds Series A1, 5%, tender 1/31/30 (c)	15,280,000	17,214,526
Series 2008 B:
0% 1/1/37 (Assured Guaranty Corp. Insured)	1,745,000	1,095,327
0% 1/1/40 (Assured Guaranty Corp. Insured)	5,000,000	2,639,121
0% 1/1/41 (Assured Guaranty Corp. Insured)	5,000,000	2,511,243
0% 1/1/42 (Assured Guaranty Corp. Insured)	5,000,000	2,400,122
Series 2013 F:
4% 7/1/32	2,050,000	2,050,339
4% 7/1/43	21,685,000	21,443,067
5% 7/1/27	1,300,000	1,301,310
5% 7/1/37	3,925,000	3,928,463
Series 2013 G, 5% 7/1/44	10,360,000	10,209,343
Series 2014 A:
5% 3/1/32	1,700,000	1,701,557
5% 3/1/33	1,250,000	1,251,135
5% 3/1/34	4,375,000	4,378,935
5% 3/1/39	4,000,000	4,002,318
Series 2014 F:
5% 7/15/24	400,000	400,313
5% 7/15/25	550,000	550,461
5% 7/15/26	500,000	500,489
5% 7/15/27	200,000	200,214
5% 7/15/28	320,000	320,359
5.625% 7/15/36	800,000	799,962
5.75% 7/15/43	4,700,000	4,700,367
Series 2015 D, 5% 7/1/44	5,975,000	5,982,385
Series 2015 H1:
5% 7/1/26	3,585,000	3,675,030
5% 7/1/29	3,750,000	3,825,079
5% 7/1/30	1,800,000	1,834,092
5% 7/1/31	1,190,000	1,214,299
5% 7/1/32	1,000,000	1,018,948
5% 7/1/33	1,000,000	1,018,844
Series 2015 K, 4% 10/1/30	500,000	500,493
Series 2015 Q:
5% 8/15/33	1,550,000	1,593,602
5% 8/15/34	1,790,000	1,838,996
5% 8/15/38	1,690,000	1,727,070
Series 2015:
5% 1/1/25	3,525,000	3,556,638
5% 1/1/27	2,695,000	2,728,832
5% 1/1/28	1,850,000	1,873,723
5% 1/1/29	2,945,000	2,983,277
Series 2016 A:
5% 1/1/31	5,000	5,182
5.25% 1/1/42	7,000,000	7,157,099
Series 2016 E:
5% 7/1/31	1,000,000	1,039,288
5% 7/1/32	2,200,000	2,280,934
5% 7/1/33	1,500,000	1,551,395
5% 7/1/34	1,500,000	1,546,998
5% 7/1/35	1,500,000	1,544,990
5% 7/1/36	1,000,000	1,027,689
5% 7/1/37	2,000,000	2,049,808
Series 2016 I:
4% 7/1/36	9,705,000	9,465,739
5% 7/1/25	510,000	518,148
5% 7/1/27	1,150,000	1,188,762
5% 7/1/27	1,100,000	1,133,476
5% 7/1/29	1,680,000	1,731,860
5% 7/1/30	2,400,000	2,475,645
5% 7/1/31	2,500,000	2,578,265
5% 7/1/32	1,960,000	2,021,079
5% 7/1/37	1,470,000	1,515,900
5% 7/1/38	1,000,000	1,026,936
5% 7/1/41	14,790,000	14,945,570
Series 2016 N, 5% 12/1/34	1,000,000	1,057,626
Series 2016:
4% 10/1/36	1,250,000	1,263,444
5% 7/1/26	1,710,000	1,764,432
5% 7/1/29	2,000,000	2,071,105
5% 7/1/30	2,000,000	2,072,412
5% 7/1/31	1,700,000	1,761,186
5% 10/1/32	1,760,000	1,839,330
5% 9/1/33	475,000	495,830
5% 10/1/33	1,500,000	1,567,587
5% 10/1/34	1,500,000	1,568,180
5% 9/1/35	375,000	390,216
5% 10/1/35	1,500,000	1,566,054
5% 7/1/36	3,000,000	3,092,856
5% 9/1/36	315,000	326,833
5% 9/1/37	840,000	874,426
5% 10/1/37	2,000,000	2,074,047
5% 10/1/39	5,000,000	5,157,596
5% 7/1/40	5,325,000	5,485,975
5% 7/1/41	5,145,000	5,230,884
5% 10/1/43	5,000,000	5,032,654
5% 9/1/46	3,235,000	3,303,550
5% 10/1/48	6,000,000	5,982,722
Series 2017 A:
5% 1/1/35	2,000,000	2,080,469
5% 1/1/40	1,000,000	1,021,468
Series 2017:
5% 7/1/25	1,105,000	1,130,466
5% 7/1/26	160,000	164,310
5% 7/1/27	1,000,000	1,063,087
5% 10/1/28	465,000	498,188
5% 10/1/29	735,000	786,476
5% 7/1/37	600,000	612,168
5% 7/1/42	2,110,000	2,129,990
5% 10/1/42	4,000,000	4,180,784
5% 7/1/47	2,250,000	2,261,199
5% 10/1/47	3,010,000	3,112,447
Series 2018 J2, 5% 7/1/48	2,365,000	2,436,010
Series 2018:
5% 9/1/27	1,010,000	1,037,273
5% 9/1/29	1,390,000	1,436,327
5% 1/1/30	10,000	10,475
5% 9/1/31	1,530,000	1,577,655
5% 9/1/33	1,185,000	1,220,685
5% 9/1/38	4,805,000	4,839,229
5% 6/1/43	4,740,000	4,988,601
5% 9/1/43	4,445,000	4,404,524
Series 2019 A:
5% 7/1/30	1,350,000	1,394,841
5% 7/1/31	1,350,000	1,392,478
5% 7/1/32	2,000,000	2,059,703
5% 7/1/33	2,300,000	2,364,809
5% 7/1/34	1,015,000	1,077,063
5% 7/1/36	1,120,000	1,175,809
5% 7/1/38	735,000	762,831
5% 7/1/44	2,250,000	2,295,282
5% 7/1/49	7,250,000	7,319,836
Series 2019 K:
5% 7/1/24	500,000	503,065
5% 7/1/25	1,250,000	1,279,156
5% 7/1/26	1,250,000	1,306,285
5% 7/1/33	2,000,000	2,185,028
5% 7/1/35	2,135,000	2,322,252
Series 2019 S1, 5% 10/1/25	1,965,000	2,029,850
Series 2019 S2:
5% 10/1/32	1,410,000	1,576,894
5% 10/1/33	1,935,000	2,165,963
Series 2020 A:
4% 7/1/39	2,455,000	2,314,649
4% 7/1/40	7,920,000	7,371,295
4% 7/1/45	5,000,000	4,478,559
Series 2021 A:
4% 7/1/34	1,000,000	1,043,142
4% 7/1/35	1,000,000	1,038,654
4% 7/1/36	825,000	851,939
4% 7/1/37	1,000,000	1,025,422
4% 7/1/38	700,000	713,763
4% 7/1/39	1,400,000	1,422,865
5% 7/1/32	1,000,000	1,137,665
Series 2021 B:
4% 7/1/42	475,000	439,890
4% 7/1/50	2,135,000	1,859,651
Series 2021 G, 4% 7/1/46	2,795,000	2,641,454
Series 2021:
4% 7/1/40	4,160,000	3,621,552
4% 7/1/45	1,200,000	992,235
4% 7/1/46	2,150,000	1,907,957
4% 7/1/50	1,750,000	1,394,771
4% 7/1/51	2,160,000	1,852,368
Series 2022:
5% 7/1/37	800,000	847,423
5% 7/1/42	740,000	761,513
5% 7/1/52	2,300,000	2,313,254
Series 2023 F:
5% 11/1/34	700,000	824,851
5% 11/1/35	650,000	762,841
5% 11/1/36	675,000	783,162
5% 11/1/37	725,000	833,437
5% 11/1/38	760,000	863,821
5% 11/1/39	1,100,000	1,240,851
5% 11/1/40	850,000	951,939
5% 11/1/42	950,000	1,053,922
Series 2023 N:
5% 10/1/43	1,750,000	1,788,439
5.25% 10/1/36	500,000	543,052
5.25% 10/1/37	545,000	586,618
5.25% 10/1/38	550,000	586,855
5.25% 10/1/39	580,000	614,746
Series 2024 D:
5% 7/1/33	1,250,000	1,496,063
5% 7/1/34	2,000,000	2,407,143
5% 7/1/35	1,000,000	1,195,161
5% 7/1/36	1,000,000	1,185,717
5% 7/1/37	1,150,000	1,350,547
5% 7/1/38	1,000,000	1,161,098
Series B, 0% 1/1/39 (Assured Guaranty Corp. Insured)	3,200,000	1,775,604
Series C, 3% 10/1/45 (Assured Guaranty Muni. Corp. Insured)	3,355,000	2,591,557
Series G:
5% 7/15/24 (b)	130,000	130,007
5% 7/15/25 (b)	120,000	120,216
5% 7/15/26 (b)	160,000	161,376
5% 7/15/27 (b)	340,000	345,187
5% 7/1/28	350,000	375,313
5% 7/15/28 (b)	350,000	357,609
5% 7/15/29 (b)	1,565,000	1,610,143
5% 7/1/30	225,000	249,091
5% 7/15/30 (b)	670,000	693,362
5% 7/15/31 (b)	1,025,000	1,060,211
5% 7/15/32 (b)	820,000	847,896
5% 7/1/33	550,000	607,380
5% 7/15/33 (b)	320,000	330,740
5% 7/1/34	1,300,000	1,433,365
5% 7/15/34 (b)	300,000	309,622
5% 7/15/35 (b)	270,000	277,759
5% 7/1/36	475,000	518,649
5% 7/15/36 (b)	235,000	240,423
5% 7/1/37	1,275,000	1,381,805
5% 7/15/37 (b)	250,000	254,099
5% 7/15/46 (b)	9,540,000	9,242,878
5% 7/1/50	6,700,000	7,002,124
Series J2:
5% 7/1/43	11,540,000	11,987,630
5% 7/1/53	4,500,000	4,600,663
Series K, 5% 7/1/27	1,150,000	1,192,522
Massachusetts Edl. Fing. Auth. Rev.:
Series 2014 I:
5% 1/1/25 (d)	2,660,000	2,698,953
5% 1/1/26 (d)	8,350,000	8,440,677
5% 1/1/27 (d)	1,000,000	1,011,939
Series 2015 A, 5% 1/1/25 (d)	5,715,000	5,798,691
Series 2016, 5% 7/1/24 (d)	7,120,000	7,164,524
Series 2017 A:
5% 7/1/24 (d)	3,000,000	3,018,760
5% 7/1/25 (d)	4,500,000	4,606,841
5% 7/1/26 (d)	3,935,000	4,067,624
Series 2017 B, 4.25% 7/1/46 (d)	7,700,000	7,443,143
Series 2018 B:
5% 7/1/27 (d)	10,240,000	10,659,700
5% 7/1/28 (d)	2,325,000	2,447,155
Series 2019 B:
5% 7/1/24 (d)	1,000,000	1,006,253
5% 7/1/25 (d)	1,365,000	1,397,409
5% 7/1/26 (d)	2,430,000	2,506,782
5% 7/1/28 (d)	1,000,000	1,052,540
5% 7/1/29 (d)	4,035,000	4,300,085
Series 2020 C:
5% 7/1/28 (d)	2,000,000	2,105,079
5% 7/1/29 (d)	1,950,000	2,079,095
5% 7/1/30 (d)	1,950,000	2,103,530
Series 2021 B:
5% 7/1/27 (d)	1,950,000	2,029,923
5% 7/1/28 (d)	1,850,000	1,947,198
5% 7/1/29 (d)	1,825,000	1,945,820
5% 7/1/30 (d)	1,125,000	1,213,575
5% 7/1/31 (d)	1,500,000	1,634,286
Series 2022 B, 5% 7/1/31 (d)	1,000,000	1,089,524
Series 2023 B:
5% 7/1/30 (d)	10,000,000	10,787,332
5% 7/1/31 (d)	6,515,000	7,098,251
5% 7/1/32 (d)	5,000,000	5,455,406
5% 7/1/33 (d)	6,500,000	7,119,841
Massachusetts Gen. Oblig.:
Series 2004 A, 5.5% 8/1/30	2,000,000	2,336,253
Series 2018 B, 5% 1/1/32	5,000,000	5,448,245
Series 2019 A:
5% 1/1/37	10,000,000	10,970,010
5% 1/1/49	10,000,000	10,516,941
5.25% 1/1/33	21,110,000	23,830,788
Series 2019 D, 3% 5/1/36	5,000,000	4,707,000
Series 2020 C:
3% 3/1/47	5,810,000	4,748,912
3% 3/1/49	5,000,000	4,008,762
Series 2020 D:
3% 7/1/35	3,000,000	2,864,089
3% 7/1/39	3,460,000	3,118,075
3% 11/1/42	3,500,000	3,014,863
4% 11/1/36	1,500,000	1,583,588
4% 11/1/41	4,000,000	4,106,188
5% 7/1/48	18,695,000	20,002,209
Series 2021 A, 2% 3/1/38	2,500,000	1,937,599
Series 2021 B:
3% 4/1/48	21,500,000	17,378,261
3% 4/1/49	13,500,000	10,819,655
Series 2021 C:
3% 9/1/34	2,300,000	2,214,584
3% 9/1/36	5,000,000	4,726,277
Series 2021 D:
5% 9/1/48	6,880,000	7,455,800
5% 9/1/49	50,000,000	54,072,255
5% 9/1/50	1,785,000	1,926,946
Series 2022 B, 3% 2/1/48	38,250,000	30,941,045
Series 2022 C, 5.25% 10/1/52	1,690,000	1,877,950
Series 2022 E, 5% 11/1/52	42,445,000	46,252,724
Series C, 3% 3/1/48	5,000,000	4,042,996
Series D, 5% 7/1/45	3,415,000	3,693,989
Series E:
5% 11/1/45	8,065,000	8,754,023
5% 11/1/50	23,480,000	25,108,477
Massachusetts Hsg. Fin. Agcy. Series 2023 C2:
4% 12/1/27	9,000,000	9,099,752
4.05% 12/1/28	16,000,000	16,332,243
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Series 183, 3.5% 12/1/46	370,000	366,837
Series 2011, 3.5% 12/1/49	2,560,000	2,526,673
Series 2017, 4% 6/1/43 (d)	595,000	591,063
Series 207, 4% 6/1/49	1,335,000	1,331,534
Series 214, 3.75% 12/1/49	3,555,000	3,528,116
Series 218, 3% 12/1/50	1,460,000	1,417,006
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series 2018 A, 3.7% 12/1/38	500,000	480,105
Massachusetts Hsg. Fin. Auth.:
Series 2021 221, 3% 12/1/50	3,240,000	3,139,183
Series 2021 A2:
0.4% 6/1/24	875,000	865,150
0.45% 12/1/24	1,000,000	974,441
Series 2021 B1, 2.875% 12/1/51	4,000,000	2,984,447
Series 2021, 3% 6/1/51	3,525,000	3,394,514
Series 2022 224, 5% 6/1/50	1,635,000	1,687,669
Series 220:
3% 12/1/50	2,760,000	2,677,028
5% 6/1/24	150,000	150,822
5% 12/1/24	215,000	217,783
5% 6/1/25	425,000	434,249
5% 12/1/25	150,000	154,703
5% 6/1/26	100,000	104,140
5% 12/1/26	125,000	131,488
5% 6/1/27	100,000	106,209
5% 12/1/27	185,000	198,334
5% 6/1/28	75,000	80,847
5% 12/1/28	230,000	250,171
5% 6/1/29	100,000	109,494
Massachusetts Port Auth. Rev.:
Series 2014 B, 5% 7/1/29 (d)	1,270,000	1,278,475
Series 2014 C:
5% 7/1/28	3,000,000	3,023,028
5% 7/1/29	4,205,000	4,236,533
Series 2015 A:
5% 7/1/28 (d)	500,000	511,508
5% 7/1/29 (d)	1,245,000	1,273,084
5% 7/1/30 (d)	1,450,000	1,483,270
5% 7/1/40 (d)	2,000,000	2,022,604
5% 7/1/45 (d)	3,500,000	3,533,927
Series 2015 B, 5% 7/1/33 (d)	1,015,000	1,036,556
Series 2016 B:
4% 7/1/46 (d)	12,950,000	12,471,386
5% 7/1/43 (d)	11,410,000	11,600,392
Series 2017 A:
5% 7/1/30 (d)	1,280,000	1,350,812
5% 7/1/31 (d)	1,095,000	1,151,630
5% 7/1/32 (d)	1,370,000	1,440,575
5% 7/1/33 (d)	1,250,000	1,312,436
5% 7/1/35 (d)	2,000,000	2,094,473
5% 7/1/36 (d)	1,720,000	1,795,674
5% 7/1/42 (d)	4,540,000	4,664,529
Series 2019 A:
5% 7/1/24 (d)	4,140,000	4,163,329
5% 7/1/30 (d)	725,000	793,031
5% 7/1/33 (d)	4,085,000	4,459,216
5% 7/1/34 (d)	5,605,000	6,111,104
5% 7/1/35 (d)	5,000,000	5,436,608
5% 7/1/36 (d)	1,995,000	2,153,882
5% 7/1/37 (d)	1,100,000	1,180,852
5% 7/1/40 (d)	4,450,000	4,707,629
Series 2019 B, 5% 7/1/44	5,000,000	5,368,037
Series 2019 C:
5% 7/1/31 (d)	3,500,000	3,823,114
5% 7/1/32 (d)	2,700,000	2,948,399
5% 7/1/38 (d)	11,275,000	12,016,408
5% 7/1/39 (d)	5,000,000	5,306,360
5% 7/1/49 (d)	2,500,000	2,589,130
Series 2021 A:
5% 7/1/38	2,125,000	2,405,611
5% 7/1/39	1,125,000	1,266,482
5% 7/1/40	1,045,000	1,171,477
Series 2021 B, 5% 7/1/39 (d)	1,325,000	1,432,305
Series 2021 D:
5% 7/1/46	3,180,000	3,487,434
5% 7/1/51	5,740,000	6,210,047
Series 2021 E:
5% 7/1/33 (d)	3,440,000	3,858,749
5% 7/1/40 (d)	4,000,000	4,305,899
5% 7/1/41 (d)	1,940,000	2,080,924
5% 7/1/51 (d)	11,775,000	12,296,736
Series 2022 A:
5% 7/1/31 (d)	2,630,000	2,952,673
5% 7/1/36 (d)	2,450,000	2,738,976
5% 7/1/39 (d)	1,460,000	1,591,849
5% 7/1/40 (d)	2,780,000	3,017,003
Massachusetts Port Auth. Spl. Facilities Rev.:
(Bosfuel Proj.) Series 2019 A:
5% 7/1/24 (d)	615,000	618,263
5% 7/1/25 (d)	1,000,000	1,017,772
5% 7/1/28 (d)	1,500,000	1,600,845
5% 7/1/32 (d)	500,000	539,538
5% 7/1/33 (d)	1,000,000	1,078,690
5% 7/1/34 (d)	1,250,000	1,346,745
5% 7/1/49 (d)	5,620,000	5,782,031
Series 2019 A:
4% 7/1/44 (d)	5,000,000	4,820,275
5% 7/1/31 (d)	1,250,000	1,349,239
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2019 A, 5% 2/15/44	11,510,000	12,347,248
Series 2020 A, 3% 8/15/50	5,030,000	3,979,855
Series A:
5% 8/15/32	1,500,000	1,728,856
5% 8/15/33	1,675,000	1,929,566
5% 8/15/34	3,000,000	3,444,553
5% 8/15/35	2,000,000	2,281,817
5% 8/15/37	1,400,000	1,572,858
5% 8/15/45	10,000,000	10,830,965
5% 8/15/50	16,615,000	17,815,696
Series B, 5% 11/15/39	1,975,000	2,051,896
Massachusetts Spl. Oblig. Dedicated Tax Rev. Series 2005:
5.5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,000,000	19,672,125
5.5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,770,000	17,320,289
Massachusetts St Dev. Fin. Agcy. R Series 2024, 5% 3/1/34	14,630,000	17,530,398
Massachusetts State College Bldg. Auth. Rev.:
Series 1999 A, 0% 5/1/28 (Escrowed to Maturity)	1,700,000	1,498,796
Series 2003 B, 0% 5/1/28 (Assured Guaranty Corp. Insured)	6,080,000	5,320,190
Series 2021 A:
2% 5/1/37	1,060,000	835,912
2.125% 5/1/51	2,000,000	1,215,509
Series 2022 A:
4% 5/1/36	600,000	646,390
4% 5/1/38	750,000	794,090
4% 5/1/40	1,000,000	1,045,140
4% 5/1/41	625,000	648,783
4% 5/1/42	550,000	565,239
5% 5/1/32	600,000	710,257
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev. Sr. Series A:
0% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,110,000	4,954,681
0% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,700,000	11,186,761
0% 1/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,195,000	28,319,873
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2020 B:
5% 8/1/41	3,155,000	3,473,465
5% 8/1/42	7,415,000	8,119,891
Maynard Gen. Oblig. Series 2012, 2.75% 2/15/32	385,000	366,251
Newton Gen. Oblig. Series 2016, 3% 4/1/33	545,000	541,000
Norwood Gen. Oblig. Series 2016, 2.125% 7/15/30	1,020,000	944,395
Quincy Gen. Oblig.:
Series 2021, 2% 1/15/46	1,755,000	1,113,615
Series 2022 B, 5% 7/1/47	4,995,000	5,518,687
Revere Gen. Oblig. Series 2016, 3% 3/1/31	430,000	423,796
Sharon Gen. Oblig.:
Series 2021, 2% 2/15/36	635,000	512,257
Series 2022, 3% 2/15/37	150,000	139,929
Swampscott Gen. Oblig. Series 2022, 3% 3/1/36	1,000,000	977,479
Town of Tisbury Gen. Oblig. Series 2022:
4% 8/15/36	1,780,000	1,918,603
4% 8/15/40	1,995,000	2,081,746
4% 8/15/41	2,085,000	2,162,291
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2020 1, 5% 11/1/50	4,015,000	4,297,871
Univ. of Massachusetts Bldg. Auth. Rev. Series 2019 1:
5% 5/1/35	2,000,000	2,233,948
5% 5/1/36	3,400,000	3,780,159
5% 5/1/37	3,200,000	3,536,157
5% 5/1/38	3,000,000	3,297,069
5% 5/1/39	2,000,000	2,189,139
TOTAL MASSACHUSETTS		1,657,027,734
Puerto Rico - 1.7%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2021 B, 5% 7/1/37 (b)	4,885,000	4,978,713
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	5,238,348	3,331,194
5.625% 7/1/27	625,000	659,945
5.625% 7/1/29	1,925,000	2,084,611
5.75% 7/1/31	4,525,000	5,040,821
Puerto Rico Hsg. Fin. Auth. Series 2020, 5% 12/1/27	4,435,000	4,713,335
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2018 A1, 0% 7/1/31	5,010,000	3,748,864
Series 2019 A2, 4.329% 7/1/40	6,880,000	6,837,019
TOTAL PUERTO RICO		31,394,502
TOTAL MUNICIPAL BONDS (Cost $1,733,383,094)		1,688,422,236

Municipal Notes - 3.5%
	Principal Amount (a)	Value ($)
Massachusetts - 3.5%
Massachusetts Health & Edl. Facilities Auth. Rev. Series 2007 A1, 3.59% 2/1/24 (Liquidity Facility Bank of America NA), VRDN (c)	40,940,000	40,940,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Participating VRDN Series 2022 D1:
3.81% 2/1/24 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	14,945,000	14,945,000
3.81% 2/1/24 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	7,500,000	7,500,000

TOTAL MUNICIPAL NOTES (Cost $63,385,000)		63,385,000

Money Market Funds - 5.4%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 4.36% (g)(h) (Cost $99,614,380)	99,594,457	99,624,325

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $1,896,382,474)	1,851,431,561
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(6,682,435)
NET ASSETS - 100.0%	1,844,749,126

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,740,809 or 2.3% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)	Provides evidence of ownership in one or more underlying municipal bonds.
(f)	Coupon rates are determined by re-marketing agents based on current market conditions.
(g)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.36%	-	383,833,004	284,219,000	2,660,181	376	9,945	99,624,325	4.0%
Total	-	383,833,004	284,219,000	2,660,181	376	9,945	99,624,325

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	1,751,807,236	-	1,751,807,236	-

Money Market Funds	99,624,325	99,624,325	-	-
Total Investments in Securities:	1,851,431,561	99,624,325	1,751,807,236	-
Financial Statements
Statement of Assets and Liabilities
		January 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,796,768,094)	$1,751,807,236
Fidelity Central Funds (cost $99,614,380)	99,624,325

Total Investment in Securities (cost $1,896,382,474)		$1,851,431,561
Cash		99,505
Receivable for fund shares sold		1,182,205
Interest receivable		14,042,330
Distributions receivable from Fidelity Central Funds		244,159
Prepaid expenses		1,466
Other receivables		6,698
Total assets		1,867,007,924
Liabilities
Payable for investments purchased	$17,499,382
Payable for fund shares redeemed	2,120,721
Distributions payable	1,883,430
Accrued management fee	530,143
Other affiliated payables	168,424
Other payables and accrued expenses	56,698
Total Liabilities		22,258,798
Net Assets		$1,844,749,126
Net Assets consist of:
Paid in capital		$1,919,827,635
Total accumulated earnings (loss)		(75,078,509)
Net Assets		$1,844,749,126
Net Asset Value, offering price and redemption price per share ($1,844,749,126 ÷ 161,104,426 shares)		$11.45
Statement of Operations
		Year ended January 31, 2024
Investment Income
Interest		$54,625,468
Income from Fidelity Central Funds		2,660,181
Total Income		57,285,649
Expenses
Management fee	$6,514,351
Transfer agent fees	1,743,236
Accounting fees and expenses	344,405
Custodian fees and expenses	18,300
Independent trustees' fees and expenses	6,345
Registration fees	32,652
Audit	55,135
Legal	6,929
Miscellaneous	19,190
Total expenses before reductions	8,740,543
Expense reductions	(92,474)
Total expenses after reductions		8,648,069
Net Investment income (loss)		48,637,580
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(11,366,653)
Fidelity Central Funds	376
Total net realized gain (loss)		(11,366,277)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	13,699,295
Fidelity Central Funds	9,945
Total change in net unrealized appreciation (depreciation)		13,709,240
Net gain (loss)		2,342,963
Net increase (decrease) in net assets resulting from operations		$50,980,543
Statement of Changes in Net Assets

	Year ended January 31, 2024	Year ended January 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$48,637,580	$40,361,379
Net realized gain (loss)	(11,366,277)	(20,291,630)
Change in net unrealized appreciation (depreciation)	13,709,240	(121,383,216)
Net increase (decrease) in net assets resulting from operations	50,980,543	(101,313,467)
Distributions to shareholders	(47,739,016)	(40,155,247)

Share transactions
Proceeds from sales of shares	397,959,640	1,227,072,147
Reinvestment of distributions	25,439,450	23,902,311
Cost of shares redeemed	(554,729,485)	(1,414,849,935)

Net increase (decrease) in net assets resulting from share transactions	(131,330,395)	(163,875,477)
Total increase (decrease) in net assets	(128,088,868)	(305,344,191)

Net Assets
Beginning of period	1,972,837,994	2,278,182,185
End of period	$1,844,749,126	$1,972,837,994

Other Information
Shares
Sold	35,733,501	108,695,832
Issued in reinvestment of distributions	2,275,936	2,111,674
Redeemed	(49,963,489)	(125,061,450)
Net increase (decrease)	(11,954,052)	(14,253,944)

Financial Highlights
Fidelity® Massachusetts Municipal Income Fund

Years ended January 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.40	$12.16	$12.71	$12.62	$11.95
Income from Investment Operations
Net investment income (loss) A,B	.289	.242	.248	.280	.316
Net realized and unrealized gain (loss)	.045	(.762)	(.469)	.111	.678
Total from investment operations	.334	(.520)	(.221)	.391	.994
Distributions from net investment income	(.284)	(.240)	(.248)	(.280)	(.316)
Distributions from net realized gain	-	-	(.081)	(.021)	(.008)
Total distributions	(.284)	(.240)	(.329)	(.301)	(.324)
Net asset value, end of period	$11.45	$11.40	$12.16	$12.71	$12.62
Total Return C	3.02%	(4.24)%	(1.79)%	3.16%	8.41%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.46%	.46%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.46%	.46%	.45%	.45%	.45%
Expenses net of all reductions	.46%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.59%	2.13%	1.97%	2.24%	2.56%
Supplemental Data
Net assets, end of period (000 omitted)	$1,844,749	$1,972,838	$2,278,182	$2,386,142	$2,369,049
Portfolio turnover rate F	14%	25%	11%	20%	12%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended January 31, 2024

1. Organization.
Fidelity Massachusetts Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Massachusetts Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Massachusetts.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA

Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Fund incurred a corporate tax liability on undistributed income, which is included in Miscellaneous expense on the Statement of Operations. As of January 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$25,972,704
Gross unrealized depreciation	(69,604,068)
Net unrealized appreciation (depreciation)	$(43,631,364)
Tax Cost	$1,895,062,925

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$309,509
Capital loss carryforward	$(31,756,653)
Net unrealized appreciation (depreciation) on securities and other investments	$(43,631,364)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(5,547,597)
Long-term	(26,209,056)
Total capital loss carryforward	$(31,756,653)

The tax character of distributions paid was as follows:

	January 31, 2024	January 31, 2023
Tax-exempt Income	$47,739,016	$40,155,247

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Fidelity Massachusetts Municipal Income Fund	240,855,121	227,688,078

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .35% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of .0915% of average net assets.

Prior to December,1, 2023, FIIOC received account fees and asset-based fees that varied according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annual rate of .09% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:
% of Average Net Assets
Fidelity Massachusetts Municipal Income Fund	.0182

Prior to December 1,2023, the accounting fee was based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity Massachusetts Municipal Income Fund	.02

Subsequent Event - Management Fee. Effective March 1, 2024, the Fund's management contract will be amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate will pay certain expenses of managing and operating the Fund out of each class's management fee.

Each class of the Fund will pay a management fee to the investment adviser. The management fee will be calculated and paid to the investment adviser every month.

When determining a class's management fee, a mandate rate will be calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate will be subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.

The annual management fee rate for a class of shares of the Fund will be the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Massachusetts Municipal Income Fund	.44

One-twelfth of the management fee rate for a class will be applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.
	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Massachusetts Municipal Income Fund	7,540,000	1,200,000	-

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
Fidelity Massachusetts Municipal Income Fund	$3,321

7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $18,300.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $74,174.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Massachusetts Municipal Trust and the Shareholders of Fidelity Massachusetts Municipal Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Massachusetts Municipal Income Fund (the "Fund"), a fund of Fidelity Massachusetts Municipal Trust, including the schedule of investments, as of January 31, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 12, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 314 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
Christine J. Thompson (1958)
Year of Election or Appointment: 2023
Trustee
Ms. Thompson also serves as a Trustee of other Fidelity® funds. Ms. Thompson serves as Leader of Advanced Technologies for Investment Management at Fidelity Investments (2018-present). Previously, Ms. Thompson served as Chief Investment Officer in the Bond group at Fidelity Management & Research Company (2010-2018) and held various other roles including Director of municipal bond portfolio managers and Portfolio Manager of certain Fidelity® funds.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).
Laura M. Bishop (1961)
Year of Election or Appointment: 2023
Trustee
Ms. Bishop also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting). Previously, Ms. Bishop served as a Member of the Advisory Board of certain Fidelity® funds (2022-2023).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Previously, Mr. Engler served as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-2022), a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Robert W. Helm (1957)
Year of Election or Appointment: 2023
Trustee
Mr. Helm also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon. Previously, Mr. Helm served as a Member of the Advisory Board of certain Fidelity® funds (2021-2023).
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Trustee
Ms. Zierhoffer also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016), and as a Member of the Advisory Board of certain Fidelity® funds (2023).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupation
Lester Owens (1957)
Year of Election or Appointment: 2024
Member of the Advisory Board
Mr. Owens also serves as a Member of the Advisory Board of other Fidelity® funds. Prior to his retirement, Mr. Owens served as Senior Executive Vice President, Head of Operations, and member of the Operating Committee of Wells Fargo & Company (financial services, 2020-2023). Mr. Owens currently serves as Chairman of the Board of Directors of Robert Wood Johnson Barnabas Health, Inc. (academic healthcare system, 2022-present). Previously, Mr. Owens served as Senior Executive Vice President and Head of Operations at Bank of New York Mellon (financial services, 2019-2020) and held various roles at JPMorgan Chase & Co. (financial services, 2007-2019), including Managing Director for Wholesale Banking Operations. Mr. Owens also previously served as a member of the Board of Directors of the Depository Trust & Clearing Corporation (financial services, 2016) and as Chairman of the Board of Directors of the Clearing House Interbank Payments System (private clearing system, 2015-2016).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Vice President or Treasurer of certain Fidelity entities. Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke is Head of Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments. Mr. Burke serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Carey is a Senior Vice President, Deputy General Counsel (2019-present) and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter is a Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments. Mr. Carter serves as Chief Legal Officer of Fidelity Investments Institutional Operations Company LLC - Shareholder Division (transfer agent, 2020-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Vice President or Assistant Treasurer of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).
Robin Foley (1964)
Year of Election or Appointment: 2023
Vice President
Ms. Foley also serves as Vice President of other funds. Ms. Foley serves as Head of Fidelity's Fixed Income division (2023-present) and is an employee of Fidelity Investments. Previously, Ms. Foley served as Chief Investment Officer of Bonds (2017-2023).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia is a Senior Vice President of Asset Management Compliance (2019-present) and is an employee of Fidelity Investments. Mr. Gouveia serves as Compliance Officer of Fidelity Management Trust Company (2023-present). Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher is a Vice President (2008-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2023 to January 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Expenses Paid During Period- C August 1, 2023 to January 31, 2024

Fidelity® Massachusetts Municipal Income Fund	.45%
Actual		$ 1,000	$ 1,031.50	$ 2.30
Hypothetical-B		$ 1,000	$ 1,022.94	$ 2.29

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

During fiscal year ended 2024, 100% of the fund's income dividends was free from federal income tax, and 14.17% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Massachusetts Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2022 and below the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2022 and below the competitive median of the total expense asset size peer group for 2022.
The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.

Board Approval of Investment Advisory Contracts
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund into a single fee based on tiered schedules and subject to a maximum rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for the fund would be no higher than the sum of (i) the lowest contractual management fee under the fund's existing management contract, which is the individual fund fee, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the "Unified Fee Cap"). The Board noted that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fees previously authorized to be charged for the same services. The Board noted that certain expenses such as third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee.
The Board considered that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to a Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder, as well as Board, approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	4,138,285,120.97	96.07
Withheld	169,382,521.30	3.93
TOTAL	4,307,667,642.27	100.00
Jennifer Toolin McAuliffe
Affirmative	4,115,091,905.76	95.53
Withheld	192,575,736.51	4.47
TOTAL	4,307,667,642.27	100.00
Christine J. Thompson
Affirmative	4,137,946,555.65	96.06
Withheld	169,721,086.62	3.94
TOTAL	4,307,667,642.27	100.00
Elizabeth S. Acton
Affirmative	4,050,429,268.93	94.03
Withheld	257,238,373.34	5.97
TOTAL	4,307,667,642.27	100.00
Laura M. Bishop
Affirmative	4,109,321,708.63	95.40
Withheld	198,345,933.64	4.60
TOTAL	4,307,667,642.27	100.00
Ann E. Dunwoody
Affirmative	4,115,458,394.93	95.54
Withheld	192,209,247.34	4.46
TOTAL	4,307,667,642.27	100.00
John Engler
Affirmative	4,033,403,795.12	93.63
Withheld	274,263,847.15	6.37
TOTAL	4,307,667,642.27	100.00
Robert F. Gartland
Affirmative	4,048,793,920.80	93.99
Withheld	258,873,721.47	6.01
TOTAL	4,307,667,642.27	100.00
Robert W. Helm
Affirmative	4,135,220,600.62	96.00
Withheld	172,447,041.65	4.00
TOTAL	4,307,667,642.27	100.00
Arthur E. Johnson
Affirmative	4,125,954,911.89	95.78
Withheld	181,712,730.38	4.22
TOTAL	4,307,667,642.27	100.00
Michael E. Kenneally
Affirmative	4,128,498,043.23	95.84
Withheld	179,169,599.04	4.16
TOTAL	4,307,667,642.27	100.00
Mark A. Murray
Affirmative	4,136,768,596.02	96.03
Withheld	170,899,046.25	3.97
TOTAL	4,307,667,642.27	100.00
Carol J. Zierhoffer
Affirmative	4,130,181,249.46	95.88
Withheld	177,486,392.81	4.12
TOTAL	4,307,667,642.27	100.00

Proposal 1 reflects trust wide proposal and voting results.

1.700542.127
MAS-ANN-0324

Item 2.

Code of Ethics

As of the end of the period, January 31, 2024, Fidelity Massachusetts Municipal Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Massachusetts Municipal Income Fund and Fidelity Massachusetts Municipal Money Market Fund (the “Funds”):

Services Billed by Deloitte Entities

January 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Massachusetts Municipal Income Fund	$40,800	$-	$7,400	$1,000
Fidelity Massachusetts Municipal Money Market Fund	$30,700	$-	$5,100	$800

January 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Massachusetts Municipal Income Fund	$40,900	$-	$7,700	$1,000
Fidelity Massachusetts Municipal Money Market Fund	$31,600	$-	$5,400	$700

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	January 31, 2024A	January 31, 2023A
Audit-Related Fees	$-	$-
Tax Fees	$-	$-
All Other Fees	$935,000	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	January 31, 2024A	January 31, 2023A
Deloitte Entities	$1,204,300	$257,400

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	March 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	March 21, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 21, 2024